Note 5 - Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5	Property, Plant and Equipment, net

Property, plant and equipment, net is comprised of the following: (Dollars in thousands)	March 31 , 201 8	March 2 5 , 201 7
Leasehold improvements	$633	327
Machinery and equipment	4,333	4,330
Computer and software	681	678
Furniture and office equipment	227	231
Subtotal	5,874	5,566
Less: accumulated depreciation and amortization	(5,041)	(5,038)
Total	$833	$528